Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Summary of accrued liabilities
	December 31, 2014	December 31, 2013

Business and other taxes payable	$190	$190
Accrued expenses	25,000	193,682
Accrued salary	3,640	3,677
	$28,830	$197,549